Other Financial and Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Breakdown of Other Financial and Non-Financial Assets
The breakdown of the other financial and non-financial assets account in the statement of financial position is as follows:

Other financial assets	12/31/2019	12/31/2018
Sundry debtors (1)	4,698,660	2,781,583
Receivables from other spot sales pending settlement	911,860	648,026
Private securities	369,129	635,527
Receivables from spot sales of foreign currency pending settlement	13,443	362,490
Receivables from spot sales of government securities pending settlement	6,428	171,826
Other	174,678	22,502
Allowances	(10,308)	(7,714)

	6,163,890	4,614,240

Other non-financial assets	12/31/2019	12/31/2018
Investments property (see note 16)	724,745	653,731
Advanced prepayments	235,280	242,797
Tax advances	37,671	226,270
Prepayments for the purchase of assets		244,945
Other	87,640	148,151

	1,085,336	1,515,894

(1)
As of December 31, 2019, includes 1,616,781 related to the transaction mentioned in note 21, which is considered as a high grade credit risk exposure in stage 1. During 2019, there were no transfers between stages. As of December 31, 2019 the related ECL amounted to 1,654 included in “Allowances”.